Common shares	12 Months Ended
Dec. 31, 2021
Common shares
Common shares

17.          Common shares

The Company’s Memorandum and Articles of Association authorizes the Company to issue 1,000,000,000 shares of USD 0.00025 par value per common share as of December 31, 2021. Each common share is entitled to one vote. The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, which is subject to the approval by the holders of the common shares representing a majority of the aggregate voting power of all outstanding shares. As of December 31, 2020 and 2021, there were 334,401,981 and 337,257,946 common shares outstanding, respectively.